Acquisitions (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 01, 2017	May 18, 2017	May 12, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Business Acquisition [Line Items]
Par value				$ 0.01	$ 0.01
General and administrative expenses				$ 350.7	$ 355.2	$ 286.4
Spectrum Merger [Member]
Business Acquisition [Line Items]
General and administrative expenses				$ 45.9	$ 7.6
PetMatrix [Member]
Business Acquisition [Line Items]
Acquisition date					Jun. 01, 2017
Estimated income tax rate	35.00%
Discounted rate	12.00%
Purchase price	$ 255.2
PetMatrix [Member] | Minimum [Member]
Business Acquisition [Line Items]
Expected growth rate	2.00%
PetMatrix [Member] | Maximum [Member]
Business Acquisition [Line Items]
Expected growth rate	20.00%
Customer retention rate	98.00%
GloFish [Member]
Business Acquisition [Line Items]
Acquisition date					May 12, 2017
Estimated income tax rate			35.00%
Discounted rate			12.00%
Purchase price			$ 49.7
Shaser [Member]
Business Acquisition [Line Items]
Percentage of remaining non-controlling interest purchased		44.00%
Purchase price		$ 12.6
Increase to additional paid-in capital		$ 24.1